Restricted Stock Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Schedule of Components of Restricted Stock liabilities

The following table presents the activity of the restricted stock liabilities:

	As of and for the Years Ended December 31,
	2022	2021
Restricted stock liabilities (before imputed interest)	$2,307	$3,801
Less imputed interest	(155)	(177)
Present value of restricted stock liabilities	2,152	3,624
Less payments during the years	(2,152)	(1,472)
Restricted stock liabilities at end of year (reflected in accrued expenses and other)	$-	$2,152